Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Utilities Portfolio
March 31, 2026
VUT-NPRT1-0526
1.814651.121
Common Stocks - 96.5%
	Shares	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (United States)	3,300	358,413
GERMANY - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG	11,500	1,983,170
UNITED STATES - 95.9%
Communication Services - 0.9%
Media - 0.9%
EchoStar Corp Class A (a)(b)	28,000	3,277,960
Industrials - 4.8%
Construction & Engineering - 2.0%
Centuri Holdings Inc (b)	30,500	890,905
MasTec Inc (b)	11,000	3,539,140
Quanta Services Inc	4,975	2,731,375
		7,161,420
Electrical Equipment - 2.6%
Bloom Energy Corp Class A (b)	4,800	650,352
GE Vernova Inc	3,600	3,142,440
Nextpower Inc Class A (b)	45,000	5,424,750
		9,217,542
Machinery - 0.2%
Caterpillar Inc	1,200	850,152
TOTAL INDUSTRIALS		17,229,114
Utilities - 90.2%
Electric Utilities - 67.5%
Alliant Energy Corp	93,700	6,723,912
American Electric Power Co Inc	129,533	16,979,186
Constellation Energy Corp	92,240	25,758,020
Duke Energy Corp	185,879	24,338,996
Entergy Corp	167,752	18,848,615
Evergy Inc	133,939	10,972,283
Exelon Corp	343,800	16,853,076
IDACORP Inc	8,900	1,272,432
NextEra Energy Inc	535,168	49,706,404
NRG Energy Inc	149,536	21,853,191
Oklo Inc Class A (a)(b)	3,100	153,728
PG&E Corp	733,838	12,893,534
PPL Corp	303,799	11,605,122
Southern Co/The	104,588	10,094,834
Xcel Energy Inc	204,890	16,276,462
		244,329,795
Gas Utilities - 0.8%
UGI Corp	83,500	3,041,070
Independent Power and Renewable Electricity Producers - 5.8%
Talen Energy Corp (b)	11,202	3,576,014
Vistra Corp	116,434	17,503,524
		21,079,538
Multi-Utilities - 16.1%
Ameren Corp	120,000	13,190,400
CenterPoint Energy Inc	309,270	13,348,093
NiSource Inc	230,738	10,766,235
Sempra	214,389	20,832,179
		58,136,907
TOTAL UTILITIES		326,587,310
TOTAL UNITED STATES		347,094,384
TOTAL COMMON STOCKS (Cost $238,931,538)		349,435,967

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	11,101,472	11,103,692
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	3,250,026	3,250,351
TOTAL MONEY MARKET FUNDS (Cost $14,354,043)			14,354,043

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $253,285,581)	363,790,010
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,601,640)
NET ASSETS - 100.0%	362,188,370

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,690,996	19,271,944	16,859,248	65,673	(184)	184	11,103,692	11,101,472	0.0%
Fidelity Securities Lending Cash Central Fund	219,751	17,927,550	14,896,950	548	-	-	3,250,351	3,250,026	0.0%
Total	8,910,747	37,199,494	31,756,198	66,221	(184)	184	14,354,043

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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